CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current liabilities:
Current portion of notes payable, net of discount	$ 0	$ 474,500
Current portion of notes payable to related parties, net of discount	0	54,500
Convertible promissory notes and accrued interest	$ 0	180,000	$ 697,400
Non-current liabilities:
Senior secured convertible promissory notes, net of discount		0	2,085,900
Notes payable, net of discount		$ 0	848,100
Notes payable to related parties, net of discount			$ 103,200
Stockholders deficit:
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Authorized	10,000,000
Common Stock, Par Value Par Share	$ .001	$ .001	$ 0.001
Common Stock, Shares Authorized	30,000,000	10,000,000	10,000,000
Common Stock, Shares, Issued	1,965,170	1,677,110	1,310,093
Treasury Stock, Shares	135,665	135,665	135,665
Series A Preferred Stock [Member]
Stockholders deficit:
Preferred Stock, Authorized	10,000,000	10,000,000	10,000,000
PreferredStockSeriesASharesIssued	500,000	500,000	500,000
PreferredStockSeriesASharesOutstanding	500,000	500,000	500,000
Series B Preferred Stock [Member]
Stockholders deficit:
Preferred Stock, Authorized	4,000,000
PreferredStockSeriesASharesIssued	3,588,863
PreferredStockSeriesASharesOutstanding	3,588,863